INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of the components of income tax expense (benefit)
	2015	2014
	(In thousands)
Current:
Federal	$-	$57
State	1	1
Total current	1	58
Deferred:
Federal	(66)	94
State	-	-
Total deferred	(66)	94

Income tax (benefit) expense	$(65)	$152

Schedule of the summary of differences between the statutory federal income tax rate and the effective tax rates
	2015	2014
	(In thousands)

Federal income tax at statutory rates	$165	$393
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	1	1
Dividends received deduction	(110)	(111)
Bank-owned life insurance	(94)	(99)
Tax-exempt municipal income, net	(1)	(1)
Other, net	(26)	(31)
Income tax (benefit) expense	$(65)	$152
Effective tax rates	-13.4%	13.2%

Schedule of gross deferred tax assets and gross deferred tax liabilities
	2015	2014
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$739	$668
Net unrealized holding loss on available-for-sale securities	102	125
Deferred compensation	172	167
Stock-based compensation	76	78
Impairment losses on securities available-for-sale	859	859
Accrued expenses	147	177
Post retirement benefits	62	59
Interest receivable on non-accrual loans	86	64
Federal carryovers	1,989	1,818
Other	117	98
Gross deferred tax asset	4,349	4,113

Deferred tax liabilities:
Depreciation and amortization	(1,336)	(1,181)
Deferred loan costs	(273)	(239)
Other	(36)	(32)
Gross deferred tax liability	(1,645)	(1,452)
Net deferred tax asset	$2,704	$2,661